Short-term bank borrowings	12 Months Ended
Dec. 31, 2022
Short-term bank borrowings
Short-term bank borrowings

13.    Short-term bank borrowings

	As of December 31,
	2021	2022
	RMB	RMB
Secured bank loans	134,600	72,500
Unsecured bank loans	180	—
Short-term borrowing	134,780	72,500

The weighted average interest rates of bank loans as of December 31, 2021 and 2022 are 5.9% and 6.6%, respectively. The details of security and guarantee of bank loans as of December 31, 2021 and 2022 are as below.

In June 2019, the Group borrowed a one-year loan of RMB50,000 from Bank of Shanghai in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$7,750 (equivalent to RMB54,065) with the bank was provided by the Group as collateral of the borrowings. This loan was renewed in June 2020, at annual interest rate of 3.85% with the same amount of pledged deposits of US$7,750 (equivalent to RMB50,568) as collateral of the borrowings. The loan of RMB50,000 from Bank of Shanghai was fully repaid in June 2021.

In March 2020, the Group borrowed a one-year loan of RMB30,000 from Agriculture Bank of China in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$5,000 (equivalent to RMB32,624) with the bank was provided by the Group as collateral of the borrowings. The loan of RMB30,000 from Agriculture Bank of China was fully repaid in March 2021.

In April 2020, the Group borrowed a one-year loan of RMB30,000 from Bank of Shanghai, at annual interest rate of 6.05%. The Group pledged the accounts receivable due from real estate developers with a balance of RMB54,926 as of December 31, 2020 for a line of credit of RMB100,000 for the period from March 2020 to March 2021. The loan of RMB30,000 from Bank of Shanghai was fully repaid in March 2021.

On May 19, 2020, the Group borrowed RMB3,944 from Shenzhen Zhongxiaodan Commercial Insurance Co., Ltd. with an annual interest rate of 12%. It was fully repaid in February 2021.

In July 2020, the Group borrowed one-year loans of RMB100,000 from Zhejiang Chouzhou Commercial Bank at annual interest rate ranging from 7.50% to 8.11%. The loans were secured by real estate owned by one of equity method investment of the Company, Jiushi. (see note 23) and real estate owned by Suzhou Chaxiaobai Culture & Media Co., Ltd.(“ Suzhou Chaxiaobai”). The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 23). The loans of RMB100,000 from Zhejiang Chouzhou Commercial Bank borrowed in 2020 were fully repaid during year ended December 31, 2021.

In July 2021, the Group borrowed a one-year loan of RMB100,000 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.50%. The loan was secured by real estate owned by one of equity method investment of the Company, Jiushi (see note 23) and real estate owned by Suzhou Chaxiaobai. The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 23). In December 2021, the Group repaid RMB15,400 among the loan from Zhejiang Chouzhou Commercial Bank borrowed in 2021. In July 2022, the Group fully repaid the remaining balance of a one-year loan of RMB100,000 from Zhejiang Chouzhou Commercial Bank of RMB84,600.

In September 2022, the Group borrowed a 11-month loan of RMB42,500 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.50%. The loan was secured by real estate owned by one of equity method investment of the Company, Jiushi (see note 24) and real estate owned by Suzhou Chaxiaobai. The spouse of a shareholder of the Company is the controlling shareholder of Suzhou Chaxiaobai (see note 24).

From July to December 2020, the Group borrowed 6-month loans of RMB20,000 from Bank of Hangzhou, at annual interest rate ranging from 5.6% to 5.8%. The Group pledged the accounts receivable due from real estate developers with a balance of RMB52,968 as of December 31, 2020. The loans of RMB20,000 from Bank of Hangzhou borrowed in 2020 were fully repaid in January 2021 and June 2021. In January 2021, the Group borrowed 6-month loans of RMB4,000 from Bank of Hangzhou, at annual interest rate of 5.6%. The loans of RMB4,000 from Bank of Hangzhou borrowed in 2021 were fully repaid during the year ended December 31, 2021.

In August 2020, the Group borrowed a one-year loan of RMB30,000 from China Guangfa Bank, at annual interest rate of 4.20%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB22,571 as of December 31, 2020. The loan of RMB30,000 from China Guangfa Bank was fully repaid in August 2021.

From August to September 2020, the Group borrowed one-year loans of total RMB20,000 from Bank of Ningbo, at annual interest rate of 6.50%. Those loans were fully repaid in July 2021.

From August to December 2020, the Group borrowed a 6-month loan of RMB50,000 and a one-year loan of RMB30,000 from Bank of China, at annual interest rate of 5.66% and 4.35%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB141,528 as of December 31, 2020. The loan of RMB50,000 and the loan of RMB30,000 from Bank of China were fully repaid in February 2021 and December 2021, respectively.

In March 2021, the Group borrowed a one-year loan of RMB50,000 from Bank of China, at annual interest rate of 4.35%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB84,333 as of December 31, 2021. The loan of RMB50,000 from Bank of China was fully repaid in March 2022.

In August 2022, the Group borrowed a 6-month loan of RMB30,000 from Bank of China, at annual interest rate of 3.80%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB44,889 as of December 31, 2022.

In September 2020, Shenzhen Fangdd Network Technology Ltd. borrowed a one-year loan of RMB20,000 from China Construction Bank, at an annual interest rate of 6.15%. It was fully repaid during the year ended December 31, 2021.

From September to November 2020, the Group borrowed one-year loans of RMB19,500 from China Everbright Bank, at annual interest rate of 5.85%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB84,396 as of December 31, 2020. The loans of RMB19,500 from China Everbright Bank were fully repaid during the year ended December 31, 2021.

In November 2020, the Group borrowed a one-year loan of RMB40,000 from Shanghai Pudong Development Bank, at annual interest rate of 5.75%. The Group pledged the accounts receivable due from real estate developers with the balance of RMB54,013 as of December 31, 2020. The loan of RMB40,000 from Shanghai Pudong Development Bank was fully repaid in December 2021.

In June 2021, the Group borrowed a one-year loan of RMB180 from Bank of Nanjing, at annual interest rate of 5.00%. The loan of RMB180 from Bank of Nanjing was fully repaid in June 2022.

The loan agreements with Bank of Shanghai, Bank of China, Agriculture Bank of China, Zhejiang Chouzhou Commercial Bank, Bank of Hangzhou, China Guangfa Bank, Bank of Ningbo, China Construction Bank, China Everbright Bank, Bank of Nanjing and Shanghai Pudong Development Bank contain certain financial and non-financial covenants. As of December 31, 2021 and 2022, the Group was in compliance with the relevant covenants.